Investments in associates and joint ventures (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
GCDI [Member]
Statement [Line Items]
% ownership interest	0.00%	0.00%
Value of group interest in equity	$ 0	$ 0
Group's interest in comprehensive income/(loss)	$ 0	$ 693	$ (10,574)
La Rural S. A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%
Value of group interest in equity	$ 37,836	$ 28,070
Group's interest in comprehensive income/(loss)	$ 16,055	$ 14,924	14,081
New Lipstick [Member]
Statement [Line Items]
% ownership interest	49.96%	49.96%
Value of group interest in equity	$ 3,248	$ 1,966
Group's interest in comprehensive income/(loss)	$ 1,281	$ (45)	(57)
BACS [Member]
Statement [Line Items]
% ownership interest	37.72%	37.72%
Value of group interest in equity	$ 15,532	$ 14,749
Group's interest in comprehensive income/(loss)	784	601	4,416
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Value of group interest in equity	263,206	237,881
Group's interest in comprehensive income/(loss)	$ 38,698	$ 37,420	63,222
BHSA [Member]
Statement [Line Items]
% ownership interest	29.12%	29.12%
Value of group interest in equity	$ 190,441	$ 178,740
Group's interest in comprehensive income/(loss)	$ 15,784	$ 18,215	54,463
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%
Value of group interest in equity	$ 9,755	$ 11,356
Group's interest in comprehensive income/(loss)	1,399	3,587	544
Other joint ventures [Member]
Statement [Line Items]
Value of group interest in equity	6,394	3,000
Group's interest in comprehensive income/(loss)	$ 3,395	$ (555)	$ 349